Goodwill and Intangible Assets, Net (Details) - Schedule of carrying value of goodwill - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 123,304	$ 123,304	$ 127,068	$ 130,642
Cell Therapy [Member]
Goodwill [Line Items]
Goodwill	112,347	112,347	112,347	112,347
Degenerative Disease [Member]
Goodwill [Line Items]
Goodwill	3,610	3,610	7,374	7,374
Biobanking [Member]
Goodwill [Line Items]
Goodwill	$ 7,347	$ 7,347	$ 7,347	$ 10,921